10. INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Intangible Assets

Intangible assets as of June 30, 2013 and September 30, 2012 consisted of the following:

	Estimated	June 30,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(840,456)	(586,034)
Intangible assets, net		$855,689	$1,110,111

Intangible assets as of September 30, and 2012 and 2011 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$450,000
Less: accumulated amortization		(586,034)	(290,555)
Intangible assets, net		$1,110,111	$1,143,090